Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Core Fixed Income Fund

(the “Fund”)

Supplement dated February 26, 2021 to the Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated April 29, 2020, as supplemented to date

The Board of Trustees of the Goldman Sachs Variable Insurance Trust has recently approved a change in the investment objectives of the Fund. These changes will become effective on April 30, 2021.

The Fund’s current investment objective is to seek a total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s new investment objective will be to seek a total return consisting of capital appreciation and income.

Accordingly, on April 30, 2021, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the paragraph under “Goldman Sachs Core Fixed Income Fund—Summary—Investment Objective” in the Prospectuses and the paragraph under “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Core Fixed Income Fund

(the “Fund”)

Supplement dated February 26, 2021 to the Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated April 29, 2020, as supplemented to date

The Board of Trustees of the Goldman Sachs Variable Insurance Trust has recently approved a change in the investment objectives of the Fund. These changes will become effective on April 30, 2021.

The Fund’s current investment objective is to seek a total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s new investment objective will be to seek a total return consisting of capital appreciation and income.

Accordingly, on April 30, 2021, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the paragraph under “Goldman Sachs Core Fixed Income Fund—Summary—Investment Objective” in the Prospectuses and the paragraph under “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.